Share-Based Payments - Schedule of Bank's Employee Stock Option Plan (Detail) - Employee stock options [member] shares in Thousands	12 Months Ended
	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	10,458	11,792
Number of options, granted	1,716	1,876
Number of options, exercised	(1,951)	(3,016)
Number of options, exercised as Tandem SARs	(133)	(59)
Forfeited	(183)	(127)
Number of options, expired		(8)
Number of options, outstanding at end of year	9,907	10,458
Exercisable at end of year	4,304	5,252
Number of options, available for grant	14,546	3,945
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 69.08	$ 66.44
Weighted average exercise price, granted | $ / shares	85.46	74.34
Weighted average exercise price, exercised as options | $ / shares	62.04	53.5
Weighted average exercise price, exercised as Tandem SARs | $ / shares	67.37	61.3
Weighted average exercise price, forfeited | $ / shares	74.3	70.23
Weighted average exercise price, expired | $ / shares		61.55
Weighted average exercise price, outstanding at end of year | $ / shares	73.24	69.08
Weighted average exercise price, exercisable at end of year | $ / shares	$ 70.24	$ 65.85